Segment Information - CT&M, Marine and Turkey Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 05, 2018
Mimran
Segment Information
Earn-out, low end of range			$ 0
Earn-out, high end of range			48
Commodity Trading and Milling | Bakery business | Democratic Republic of Congo | Notes receivable
Segment Information
Reserve on receivables from affiliates		$ 16
Commodity Trading and Milling | Mimran
Segment Information
Earn-out, low end of range			0
Earn-out, high end of range			$ 48
Marine
Segment Information
Write-down on investment	$ 6
Turkey
Segment Information
Restructuring charges	$ 18